UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of June 30, 2006 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 21.8%
Hotels Restaurants & Leisure 11.6%
Buffalo Wild Wings, Inc.* (a)	177,800	6,811,518
Chipotle Mexican Grill, Inc. “A”* (a)	220,700	13,451,665
McCormick & Schmick’s Seafood Restaurants, Inc.*	347,000	8,258,600
Orient-Express Hotels Ltd. “A”	283,400	11,007,256
Red Robin Gourmet Burgers, Inc.* (a)	219,000	9,320,640
Shuffle Master, Inc.* (a)	189,550	6,213,449
Texas Roadhouse, Inc. “A”*	584,400	7,901,088

		62,964,216
Household Durables 2.2%
Jarden Corp.* (a)	387,000	11,784,150
Internet & Catalog Retail 1.0%
Stamps.com, Inc.* (a)	193,300	5,377,606
Leisure Equipment & Products 0.9%
MarineMax, Inc.* (a)	181,900	4,771,237
Specialty Retail 4.2%
Guess?, Inc.*	433,900	18,115,325
Hot Topic, Inc.* (a)	399,400	4,597,094

		22,712,419
Textiles, Apparel & Luxury Goods 1.9%
Under Armour, Inc. “A”* (a)	247,800	10,561,236
Consumer Staples 2.5%
Personal Products
Herbalife Ltd.*	343,800	13,717,620
Energy 13.1%
Energy Equipment & Services 6.0%
Atwood Oceanics, Inc.*	224,800	11,150,080
Complete Production Services, Inc.*	223,900	5,292,996
Grey Wolf, Inc.*	1,276,500	9,829,050
Hornbeck Offshore Services, Inc.*	169,000	6,002,880

		32,275,006
Oil, Gas & Consumable Fuels 7.1%
Aventine Renewable Energy Holdings, Inc.*	20,600	801,340
Carrizo Oil & Gas, Inc.* (a)	486,400	15,229,184
EXCO Resources, Inc.*	428,100	4,880,340
Foundation Coal Holdings, Inc.	209,900	9,850,607
Western Refining, Inc.	350,200	7,557,316

		38,318,787
Financials 9.5%
Capital Markets 2.5%
optionsXpress Holdings, Inc.	359,700	8,384,607
Thomas Weisel Partners Group, Inc.* (a)	255,200	4,851,352

		13,235,959

Commercial Banks 3.9%
PrivateBancorp, Inc. (a)	217,300	8,998,393
Signature Bank* (a)	380,700	12,327,066

		21,325,459
Diversified Financial Services 1.1%
Portfolio Recovery Associates, Inc.* (a)	124,330	5,681,881
Insurance 2.0%
National Financial Partners Corp.	245,900	10,895,829
Health Care 21.4%
Health Care Equipment & Supplies 6.4%
Hologic, Inc.* (a)	203,900	10,064,504
Sirona Dental Systems, Inc.	161,600	6,402,592
SonoSite, Inc.*	149,000	5,816,960
Viasys Healthcare, Inc.*	288,100	7,375,360
West Pharmaceutical Services, Inc.	142,600	5,173,528

		34,832,944
Health Care Providers & Services 12.4%
Amedisys, Inc.* (a)	306,100	11,601,190
AMERIGROUP Corp.*	539,600	16,749,184
Centene Corp.* (a)	544,700	12,816,791
HealthExtras, Inc.*	231,400	6,992,908
LCA-Vision, Inc.	220,100	11,645,491
Providence Service Corp.*	258,900	7,049,847

		66,855,411
Health Care Technology 2.6%
Allscripts Healthcare Solutions, Inc.* (a)	328,600	5,766,930
Eclipsys Corp.*	449,300	8,159,288

		13,926,218
Industrials 5.7%
Aerospace & Defense 1.0%
BE Aerospace, Inc.*	227,200	5,193,792
Electrical Equipment 1.5%
Energy Conversion Devices, Inc.* (a)	227,500	8,287,825
Machinery 2.0%
Actuant Corp. “A”	218,500	10,914,075
Trading Companies & Distributors 1.2%
H&E Equipment Services, Inc.*	223,100	6,570,295
Information Technology 22.8%
Communications Equipment 1.8%
Foundry Networks, Inc.*	897,500	9,567,350
Computers & Peripherals 1.3%
Rackable Systems, Inc.*	180,066	7,110,806
Electronic Equipment & Instruments 2.2%
Itron, Inc.*	197,500	11,703,850
Internet Software & Services 7.4%
Digital River, Inc.* (a)	400,100	16,160,039
j2 Global Communications, Inc.* (a)	484,600	15,129,212
Openwave Systems, Inc.* (a)	785,300	9,062,362

		40,351,613
IT Services 2.9%
Euronet Worldwide, Inc.* (a)	411,900	15,804,603
Semiconductors & Semiconductor Equipment 6.0%
FormFactor, Inc.*	386,100	17,231,643

Silicon Laboratories, Inc.*	179,500	6,309,425
Trident Microsystems, Inc.* (a)	459,800	8,727,004

		32,268,072
Software 1.2%
THQ, Inc.* (a)	298,850	6,455,160
Telecommunication Services 1.2%
Wireless Telecommunication Services
SBA Communications Corp. “A”*	249,600	6,524,544

Total Common Stocks (Cost $456,528,856)		529,987,963
Securities Lending Collateral 24.9%
Daily Assets Fund Institutional, 5.1% (b) (c) (Cost $134,930,295)	134,930,295	134,930,295
Cash Equivalents 2.5%
Cash Management QP Trust, 5.07% (d) (Cost $13,717,156)	13,717,156	13,717,156
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 605,176,307)	125.4	678,635,414
Other Assets and Liabilities, Net	(25.4)	(137,513,225)

Net Assets	100.0	541,122,189

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2006 amounted to $131,677,681 which is 24.3% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006